ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7:-ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2020	2021

Government authorities	$4,871	$3,839
Accrued expenses	6,825	8,771
Unrecognized tax benefits	4,633	3,870
Lease liability, current	7,025	6,974
Hedging transaction liabilities	1,561	122

	$24,915	$23,576